Analysis of Aggregate Changes in Valuation Allowances for Capitalized Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Beginning balance	$ 69	$ 58	$ 58	$ 45
(Decrease) increase	(54)	225	11	13
Ending balance	$ 15	$ 283	$ 69	$ 58